Accrued Other (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Other Accrued Liabilities, Current
Accrued other consisted of the following at December 31, 2023 and 2022:

	As of December 31, 2023	As of December 31, 2022
Refund liability	$15,078	$14,544
Deferred social security taxes - COVID	—	378
Excise taxes payable	2,700	—
Current portion of finance lease liabilities	1,189	425
Other	3,360	2,453
Total accrued other	$22,327	$17,800